Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2017	2018	2019
		(in thousands)
Current
Convertible debt	14.1	—	—	7,329
Venture debt	14.2	—	823	5,109
Interest-bearing receivables financing	14.3	7,413	10,295	4,068
Total current portion		$7,413	$11,118	$16,506
Non-current
Convertible debt	14.1	$17,063	$19,723	$23,342
Venture debt	14.2	—	11,811	7,071
Total non-current portion		$17,063	$31,534	$30,413
Consequently, the conversion rate of the convertible notes into ADS have been adjusted as follows:

Security	Contractual conversion rate/exercice price per share	Adjusted conversion rate/exercice price per ADS as of Nov 29, 2019
2015 notes, 2018 notes, warrants	$1.70	$6.80
2016 notes	$2.25	$9.00
2019-1 notes	$1.21	$4.84
2019-2 notes	$1.03	$4.12